Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of property and equipment
(In thousands)	December 31, 2021	December 31, 2022
Computers	672	460
Server & switch	1,382	1,283
Office equipment	1,685	1,754
Wi-Fi terminals for data connectivity services	9,632	7,762
Leasehold improvement	589	536
Total original costs	13,960	11,795
Less: accumulated depreciation	(12,164)	(10,614)
Net book value	1,796	1,181